Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Bahl & Gaynor Dividend ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Dividend ETF
Class Name	Bahl & Gaynor Dividend ETF
Trading Symbol	BGDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Dividend ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bahl-gaynor.com/etf/bgdv. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://www.bahl-gaynor.com/etf/bgdv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Dividend ETF	$24	0.45%
[1]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
Net Assets	$ 804,775,625
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 1,690,079
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$804,775,625
Number of Holdings	53
Net Advisory Fee	$1,690,079
Portfolio Turnover	14%
30-Day SEC Yield	0.99%
30-Day SEC Yield Unsubsidized	0.99%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
Western Digital Corp.	5.0%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	4.5%
Alphabet, Inc.	3.2%
Amphenol Corp.	3.1%
AbbVie, Inc.	3.1%
Motorola Solutions, Inc.	2.9%
Victory Capital Holdings, Inc.	2.9%
TJX Cos., Inc.	2.7%

Top Sectors	(% of Net Assets)
Information Technology	27.3%
Industrials	17.9%
Financials	16.0%
Health Care	11.9%
Energy	6.2%
Consumer Discretionary	5.4%
Communication Services	4.9%
Utilities	4.8%
Consumer Staples	3.2%
Cash & Other	2.4%

Updated Prospectus Web Address	https://www.bahl-gaynor.com/etf/bgdv
Bahl & Gaynor Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth ETF
Class Name	Bahl & Gaynor Income Growth ETF
Trading Symbol	BGIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bahl-gaynor.com/etf/bgig. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://www.bahl-gaynor.com/etf/bgig
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Income Growth ETF	$24	0.45%
[2]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.

Net Assets	$ 2,157,414,578
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,897,250
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,157,414,578
Number of Holdings	54
Net Advisory Fee	$2,897,250
Portfolio Turnover	19%
30-Day SEC Yield	1.80%
30-Day SEC Yield Unsubsidized	1.80%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	4.9%
UnitedHealth Group, Inc.	4.8%
Eli Lilly & Co.	4.4%
PNC Financial Services Group, Inc.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.5%
Microsoft Corp.	3.4%
Williams Cos., Inc.	3.3%
Apollo Global Management, Inc.	3.2%

Top Sectors	(% of Net Assets)
Information Technology	20.6%
Health Care	16.8%
Financials	14.5%
Industrials	12.2%
Energy	10.0%
Utilities	7.3%
Consumer Discretionary	7.0%
Consumer Staples	6.0%
Real Estate	3.7%
Cash & Other	1.9%

Updated Prospectus Web Address	https://www.bahl-gaynor.com/etf/bgig
Bahl & Gaynor Small Cap Dividend ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small Cap Dividend ETF
Class Name	Bahl & Gaynor Small Cap Dividend ETF
Trading Symbol	SCDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Small Cap Dividend ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bahl-gaynor.com/etf/scdv. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://www.bahl-gaynor.com/etf/scdv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Small Cap Dividend ETF	$38	0.70%
[3]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
Net Assets	$ 153,608,608
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 489,299
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$153,608,608
Number of Holdings	36
Net Advisory Fee	$489,299
Portfolio Turnover	18%
30-Day SEC Yield	0.42%
30-Day SEC Yield Unsubsidized	0.42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	7.4%
Curtiss-Wright Corp.	6.4%
Enpro, Inc.	5.9%
Federal Signal Corp.	5.2%
Silicon Motion Technology Corp.	5.0%
Chemed Corp.	4.8%
American Healthcare REIT, Inc.	4.6%
Littelfuse, Inc.	4.5%
Gildan Activewear, Inc.	4.4%
Victory Capital Holdings, Inc.	4.3%

Top Sectors	(% of Net Assets)
Industrials	31.3%
Health Care	15.1%
Information Technology	12.9%
Financials	11.9%
Consumer Discretionary	9.4%
Real Estate	5.9%
Materials	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Cash & Other	4.2%

Updated Prospectus Web Address	https://www.bahl-gaynor.com/etf/scdv
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Class Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Trading Symbol	SMIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bahl-gaynor.com/etf/smig. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://www.bahl-gaynor.com/etf/smig
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$32	0.60%
[4]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.

Net Assets	$ 1,456,656,087
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 3,829,226
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,456,656,087
Number of Holdings	42
Net Advisory Fee	$3,829,226
Portfolio Turnover	20%
30-Day SEC Yield	1.64%
30-Day SEC Yield Unsubsidized	1.64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Silicon Motion Technology Corp.	6.7%
Targa Resources Corp.	4.9%
Snap-on, Inc.	4.7%
Victory Capital Holdings, Inc.	4.3%
DT Midstream, Inc.	4.2%
Hubbell, Inc.	4.0%
Gildan Activewear, Inc.	3.8%
Packaging Corp. of America	3.3%
NiSource, Inc.	3.3%
Evercore, Inc.	3.2%

Top Sectors	(% of Net Assets)
Industrials	19.7%
Financials	19.7%
Energy	10.4%
Information Technology	10.1%
Consumer Discretionary	9.9%
Real Estate	9.7%
Utilities	9.3%
Materials	6.2%
Health Care	2.7%
Cash & Other	2.3%

Updated Prospectus Web Address	https://www.bahl-gaynor.com/etf/smig

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized